Consolidated Statement of Changes in Shareholder’S Defict - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares | CoinShares International Limited
Balance		$ 44	$ 45	$ 45
Balance (in Shares)		66,678,210	68,013,771	68,213,821
Share based compensation
Share cancellations			$ (1)
Share cancellations (in Shares)			(1,474,631)	(200,050)
Share repurchases
Reclassification of equity classified options to liability
Dividends declared
Share options exercised
Share options exercised (in Shares)			139,070
Foreign exchange impact from change in reporting currency
Net Income (loss)
Other comprehensive income
Balance	$ 44	$ 44	$ 44	$ 45
Balance (in Shares)	66,678,210	66,678,210	66,678,210	68,013,771
Ordinary Shares
Balance
Balance (in Shares)
Ordinary shares issued	$ 150,000
Ordinary shares issued (in Shares)	150
Net Income (loss)
Balance	$ 150,000	$ 150,000
Balance (in Shares)	150	150
Retained Earnings | CoinShares International Limited
Balance		$ 342,621	$ 227,300	$ 152,095
Share based compensation
Share cancellations			(4,166)	(575)
Share repurchases				25
Reclassification of equity classified options to liability
Dividends declared		(25,844)	(42,952)
Share options exercised			(9)
Foreign exchange impact from change in reporting currency
Net Income (loss)		114,272	162,448	75,755
Other comprehensive income
Balance	$ 431,049	431,049	$ 342,621	$ 227,300
Retained Earnings
Balance
Ordinary shares issued
Net Income (loss)	(151,410)
Balance	$ (151,410)	$ (151,410)
Treasury Shares | CoinShares International Limited
Balance (in Shares)			(1,467,573)	(78,396)
Share cancellations (in Shares)			1,474,631	200,050
Share repurchases (in Shares)		(1,385,500)	(90,205)	(1,594,706)
Share options exercised (in Shares)		245,943	83,147	5,479
Balance (in Shares)	(1,139,557)	(1,139,557)		(1,467,573)
Additional Paid in Capital | CoinShares International Limited
Balance		$ 38,020	$ 39,125	$ 42,180
Share based compensation			304	1,652
Share cancellations			4,154	575
Share repurchases		(10,617)	(344)	(5,292)
Reclassification of equity classified options to liability			(5,693)
Dividends declared
Share options exercised		1,800	474	10
Foreign exchange impact from change in reporting currency
Net Income (loss)
Other comprehensive income
Balance	$ 29,203	29,203	38,020	39,125
Accumulated Other Comprehensive Income | CoinShares International Limited
Balance		14,958	17,100	15,460
Share based compensation
Share cancellations
Share repurchases
Reclassification of equity classified options to liability
Dividends declared
Share options exercised
Foreign exchange impact from change in reporting currency			(6,251)	13,788
Net Income (loss)
Other comprehensive income		1,713	4,109	(12,148)
Balance	16,671	16,671	14,958	17,100
CoinShares International Limited
Balance		$ 395,643	283,570	209,780
Balance (in Shares)		66,678,210
Share based compensation			304	1,652
Share cancellations			(13)
Share repurchases		$ (10,617)	(344)	(5,267)
Reclassification of equity classified options to liability			(5,693)
Dividends declared		(25,844)	(42,952)
Share options exercised		1,800	465	10
Foreign exchange impact from change in reporting currency			(6,251)	13,788
Net Income (loss)		114,272	162,448	75,755
Other comprehensive income		1,713	4,109	(12,148)
Balance	$ 476,967	$ 476,967	$ 395,643	$ 283,570
Balance (in Shares)	65,538,653	65,538,653	66,678,210
Balance
Ordinary shares issued	150,000
Net Income (loss)	(151,410)
Balance	$ (1,410)	$ (1,410)
Balance (in Shares)	150	150